Goodwill and Other Intangible Assets - Narrative (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible asset impairment	$ 0
Amortization		$ 2,600,000	$ 3,100,000	$ 6,100,000